Acquisitions of business operations	12 Months Ended
Dec. 31, 2025
Acquisitions of business operations
Acquisitions of business operations

27 Acquisitions of business operations

Acquisitions of business operations in 2025

FibroGen China

On 29 August 2025, AstraZeneca completed the acquisition of FibroGen International (Hong Kong) Limited (FibroGen China) and its subsidiaries, including the existing non-controlling interest in Beijing Falikang Pharmaceutical Co., Ltd. Through this acquisition AstraZeneca obtained control of all rights to roxadustat in China, including manufacturing in China.

The total consideration fair value of $221m comprised $189m to acquire the equity of FibroGen China, $12m for the purchase of an existing non-controlling interest in Beijing Falikang Pharmaceutical Co., Ltd, and $20m for the settlement of pre-existing net payables from AstraZeneca Group to FibroGen China. The transaction was recorded as a business combination under IFRS 3 ‘Business Combinations’ using the acquisition method of accounting. The purchase price allocation review has been completed. Net assets acquired amounted to $203m, including cash and cash equivalents of $120m and intangible assets of $50m. FibroGen China’s results were consolidated into the Group’s results from 29 August 2025.

Acquisitions of business operations in 2024

Gracell

On 22 February 2024, AstraZeneca completed the acquisition of Gracell Biotechnologies Inc. (Gracell), a global clinical-stage biopharmaceutical company developing innovative cell therapies for the treatment of cancer and autoimmune-diseases. Gracell will operate as a wholly-owned subsidiary of AstraZeneca, with operations in China and the US.

The acquisition enriches AstraZeneca’s growing pipeline of cell therapies with AZD0120 (formerly GC012F), a novel, clinical-stage T-cell (CAR-T: therapeutic chimeric antigen receptor) therapy. AZD0120 is a potential new treatment for multiple myeloma, as well as other haematologic malignancies and autoimmune-diseases, including Systemic Lupus Erythematosus (SLE).

The transaction was recorded as a business combination using the acquisition method of accounting in accordance with IFRS 3. Consequently, the assets acquired, and liabilities assumed are recorded at fair value. The purchase price allocation review has been completed.

Fair value
$m
Intangible assets	1,038
Cash and cash equivalents[1]	212
Net deferred tax liability	(260)
Other immaterial net balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	1,037

1	Cash and cash equivalents acquired includes $3m relating to marketable securities.

The total consideration fair value of $1,037m comprises cash consideration of $983m and future regulatory milestone-based consideration of $54m. Intangible assets recognised related to products in development, principally AZD0120, and were fair valued using the multi-period excess earnings method, which uses several estimates regarding the amount and timing of future cash flows. The key assumptions in the cash flows were the probability of technical and regulatory success, peak year sales and revenue erosion profiles.

The net deferred tax liability of $260m principally arose from the deferred tax impact of the uplift in fair value of intangible assets.

Goodwill of $136m was recognised, which principally comprised the premium attributable to the core technological capabilities and knowledge base of the company. Goodwill was not expected to be deductible for tax purposes.

Gracell’s results were consolidated into the Group’s results from 22 February 2024.

Fusion

On 4 June 2024, AstraZeneca completed the acquisition of Fusion Pharmaceuticals Inc., (Fusion) a clinical-stage biopharmaceutical company developing next-generation radioconjugates. The acquisition marked a major step forward in AstraZeneca delivering on its ambition to transform cancer treatment and outcomes for patients by replacing traditional regimens like chemotherapy and radiotherapy with more targeted treatments. As a result of the acquisition, Fusion became a wholly owned subsidiary of AstraZeneca, with operations in Canada and the US.

Immediately prior to the acquisition, AstraZeneca held approximately 1% shareholding in Fusion considered to have a fair value of $24m.

This acquisition complemented AstraZeneca’s leading oncology portfolio with the addition of the Fusion pipeline of radioconjugates, including their most advanced programme, FPI-2265, a potential new treatment for patients with metastatic castration-resistant prostate cancer (mCRPC), and brings new expertise and pioneering R&D, manufacturing and supply chain capabilities in actinium-based radioconjugates to AstraZeneca.

The transaction was recorded as a business combination using the acquisition method of accounting in accordance with IFRS 3. Consequently, the assets acquired, and liabilities assumed were recorded at fair value. The purchase price allocation review was completed.

Fair value
$m
Intangible assets	1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial net balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195

The total consideration fair value of $2,195m included cash consideration of $2,027m (net of $24m proceeds from disposal of the existing approximately 1% shareholding) and future regulatory milestone-based consideration of $144m. Intangible assets relating to products in development comprised the FPI-2265 ($848m), FPI-2059 ($165m) and AZD2068 ($313m) programmes. These were fair valued using the multi-period excess earnings method, which uses several estimates regarding the amount and timing of future cash flows. The key assumptions in the cash flows were the probability of technical and regulatory success, peak year sales and revenue erosion profiles.

The net deferred tax liability of $246m principally arose from the deferred tax impact of the uplift in fair value of intangible assets.

Goodwill amounting to $947m was recognised on acquisition and was underpinned by a number of elements, which individually could not be quantified. These included the premium attributable to a pre-existing, well positioned business in the innovation intensive biopharmaceuticals market with a highly skilled workforce, unidentified potential products that future research and development may yield, and the core capabilities and knowledge base of the company including radioisotope supply and manufacturing expertise. Goodwill was not expected to be deductible for tax purposes.

Fusion’s results were consolidated into the Group’s results from 4 June 2024.

In December 2024, the intangible asset relating to product in development FPI-2059 was fully impaired by $165m due to decisions made to terminate the related activities and prioritise resources on the development of FPI-2265 and AZD2068 (see Note 11).